STATUTORY RESERVES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Statutory reserves description	Appropriation to the statutory reserve should be at least 10% of the after-tax net income until the reserve is equal to 50% of the registered capital.
Statutory reserves	$ 0	$ 0